Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Equity attributable to owners of parent	Contributed capital	Retained earnings	Other Components Of Equity	Non-controlling interests
Beginning balance at Dec. 31, 2019	₩ 68,889,649	₩ 67,496,318	₩ 4,053,578	₩ 49,202,133	₩ 14,240,607	₩ 1,393,331
Comprehensive income
Profit (loss) for the year	2,093,683	1,992,077	0	1,992,077	0	101,606
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability, net of tax	(69,805)	(62,857)	0	(62,857)	0	(6,948)
Share of other comprehensive income of associates and joint ventures, net of tax	3,180	3,180	0	3,180	0	0
Net change in fair value of financial assets at fair value through other comprehensive income, net of tax	(8,532)	(8,533)	0	0	(8,533)	1
Items that may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	64,562	58,523	0	0	58,523	6,039
Foreign currency translation of foreign operations, net of tax	(76,442)	(46,032)	0	0	(46,032)	(30,410)
Share of other comprehensive loss of associates and joint ventures, net of tax	(132,805)	(132,805)	0	0	(132,805)	0
Dividends paid	(81,011)	0	0	0	0	(81,011)
Additional paid-in capital and others	(5,445)	(148)	0	0	(148)	(5,297)
Transactions between consolidated entities	(1,274)	(2,314)	0	(203)	(2,111)	1,040
Changes in consolidation scope	5,684	0	0	0	0	5,684
Dividends paid (hybrid bond)	(13,385)	0	0	0	0	(13,385)
Ending balance at Dec. 31, 2020	70,668,059	69,297,409	4,053,578	51,134,330	14,109,501	1,370,650
Comprehensive income
Profit (loss) for the year	(5,215,581)	(5,304,522)	0	(5,304,522)	0	88,941
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability, net of tax	210,409	201,067	0	201,067	0	9,342
Share of other comprehensive income of associates and joint ventures, net of tax	3,609	3,609	0	3,609	0	0
Net change in fair value of financial assets at fair value through other comprehensive income, net of tax	59,024	59,022	0	0	59,022	2
Items that may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	(15,778)	(19,610)	0	0	(19,610)	3,832
Foreign currency translation of foreign operations, net of tax	41,189	15,760	0	0	15,760	25,429
Share of other comprehensive loss of associates and joint ventures, net of tax	301,161	301,161	0	0	301,161	0
Dividends paid	(812,144)	(780,628)	0	(780,628)	0	(31,516)
Additional paid-in capital and others	75,211	(491)	0	0	(491)	75,702
Transactions between consolidated entities	(34,747)	7,452	0	0	7,452	(42,199)
Changes in consolidation scope	59,679	43	0	0	43	59,636
Dividends paid (hybrid bond)	(13,385)	0	0	0	0	(13,385)
Other changes in equity	0	0	0	4,388	(4,388)	0
Ending balance at Dec. 31, 2021	65,326,706	63,780,272	4,053,578	45,258,244	14,468,450	1,546,434
Comprehensive income
Profit (loss) for the year	(24,429,108)	(24,466,853)	0	(24,466,853)	0	37,745
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability, net of tax	663,095	626,769	0	626,769	0	36,326
Share of other comprehensive income of associates and joint ventures, net of tax	12,305	12,305	0	12,305	0	0
Net change in fair value of financial assets at fair value through other comprehensive income, net of tax	58,010	58,008	0	0	58,008	2
Items that may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	(24,415)	(32,437)	0	0	(32,437)	8,022
Foreign currency translation of foreign operations, net of tax	28,387	19,550	0	0	19,550	8,837
Share of other comprehensive loss of associates and joint ventures, net of tax	509,487	509,487	0	0	509,487	0
Dividends paid	(42,344)	0	0	0	0	(42,344)
Additional paid-in capital and others	126,792	40,476	0	835	39,641	86,316
Transactions between consolidated entities	(77,375)	(1,584)	0	0	(1,584)	(75,791)
Changes in consolidation scope	31,714	(597)	0	0	(597)	32,311
Dividends paid (hybrid bond)	(13,461)	0	0	0	0	(13,461)
Repayment of hybrid bond	(169,537)	0	0	0	0	(169,537)
Ending balance at Dec. 31, 2022	₩ 42,000,256	₩ 40,545,396	₩ 4,053,578	₩ 21,431,300	₩ 15,060,518	₩ 1,454,860